CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities:
Profit before tax	$ 6,717	$ 9,377	$ 464
Adjustments to reconcile profit before tax to net cash provided by operating activities:
Depreciation	6,862	6,021	6,157
Amortization of intangible assets	58	65	54
Gain on disposal of property, plant and equipment	(152)	(824)	(39)
Gain on disposal of investment	(662)	0	0
Net (gain)loss on financial instruments	(57)	234	(196)
Dividend income	(103)	(96)	(97)
Finance income	(145)	(208)	(205)
Finance costs	1,913	2,304	2,527
Share of loss of associates	2	2	2
Impairment for trade receivables	140	582	75
Impairment for trade receivables for related parties	0	0	4,565
Impairment of other receivable	0	3	0
Write-back of impairment of inventories	(2,274)	(155)	(10,255)
Unrealized foreign exchange difference, net	103	(22)	(325)
Changes in operating assets and liabilities
Trade and other receivable	6,198	(1,450)	(21,003)
Contract assets	(6,942)	12,898	(1,236)
Inventories	(12,607)	(2,354)	13,917
Prepayment and other current assets	20	790	820
Amounts due to/from related parties	(3,788)	2,817	(3,772)
Other non-current assets	(1,860)	(413)	195
Trade and other payables, accruals, other current liabilities and other non-current liabilities	1,828	(2,270)	6,659
Net cash flows (used in)/provided by operating activities	(4,749)	27,301	(1,693)
Dividend received	103	96	97
Interest received	145	207	205
Interest paid	(1,792)	(2,195)	(2,381)
Income tax paid	(1,462)	(1,109)	(2,318)
Net cash (used in)/provided by operating activities	(7,755)	24,300	(6,090)
Investing activities:
Purchases of property, plant and equipment	(3,337)	(4,217)	(4,254)
Purchases of intangible assets	(8)	(54)	(40)
Purchases of long-term bank deposits	0	0	(87)
Purchases of short-term bank deposits	(1,235)	0	(407)
Investment in financial assets at fair value through OCI	0	(252)	(240)
Proceeds from disposal of prepaid lease payment	11	0	0
Proceeds from disposal of property, plant and equipment	210	962	168
Proceeds from maturities of long-term bank deposits	92	188	0
Net cash used in investing activities	(4,267)	(3,373)	(4,860)
Financing activities:
Dividend paid to non-controlling shareholders of subsidiaries	(435)	(1)	(357)
Repayments of borrowings	(7,610)	(25,622)	(7,256)
Proceeds from borrowings	18,183	2,101	2,799
Principal elements of lease payments	(1,069)	(736)	(691)
Net cash provided by/(used in) financing activities	9,069	(24,258)	(5,505)
Effect of exchange rate	2,081	(604)	408
Net decrease in cash and cash equivalents	(872)	(3,935)	(16,047)
Cash and cash equivalents at beginning of year	34,035	37,970	54,017
Cash and cash equivalents at end of year	$ 33,163	$ 34,035	$ 37,970